Significant Accounting Policies - Foreign Currency Translation (Details) $ in Millions, in Billions	Dec. 31, 2017 VEF ( )	Dec. 31, 2017 USD ($)
Foreign Currency Translation
Maximum balance of company's net monetary assets in Venezuelan bolivars |	10.0
Exchange rate established by Venezuelan government from bolivars to dollars - DIPRO	10	10
Exchange rate established by Venezuelan government from bolivars to dollars - DICOM2	3,300	3,300
Accumulated other comprehensive loss that 3M Company has recorded from its Venezuelan subsidiary | $		$ 145